Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Entity Registrant Name	JACKSON NATIONAL LIFE INSURANCE COMPANY
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	38-1659835
Entity Address, Address Line One	1 Corporate Way
Entity Address, City or Town	Lansing
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48951
City Area Code	517
Local Phone Number	381-5500
Document Type	POS AM
Entity Central Index Key	0000931788
Amendment Flag	true
Amendment Description	Pre-effective amendment to the Form S-1 registration statement
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY